Business Combination, Significant Transaction and Sale of Business (Details) $ in Thousands																	1 Months Ended												12 Months Ended
	Oct. 05, 2021 USD ($)	Oct. 05, 2021 ILS (₪)	Apr. 06, 2021 USD ($)	Apr. 06, 2021 ILS (₪)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 ILS (₪)	Apr. 01, 2021 USD ($)	Jan. 02, 2021 USD ($)	Sep. 02, 2020 USD ($)	Jul. 09, 2020 USD ($)	Jul. 09, 2020 ILS (₪)	May 07, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 06, 2020 USD ($)	Jul. 01, 2019 USD ($)	Apr. 01, 2019 USD ($)	Apr. 29, 2021	Nov. 30, 2020 USD ($)	Nov. 16, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 27, 2020 USD ($)	May 07, 2020 USD ($)	Apr. 22, 2020 USD ($)	Jan. 31, 2020	Nov. 30, 2019	Sep. 27, 2019 USD ($)	Feb. 28, 2019	Feb. 20, 2019	Dec. 31, 2021 USD ($)	Oct. 05, 2021 ILS (₪)	Jul. 08, 2021 USD ($)	Jul. 04, 2021 USD ($)	Apr. 06, 2021 ILS (₪)	Apr. 05, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Jul. 09, 2020 ILS (₪)	Jun. 01, 2020 USD ($)	May 17, 2020 USD ($)	May 17, 2020 ILS (₪)	Oct. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	May 07, 2019 USD ($)	May 07, 2019 ILS (₪)	Mar. 31, 2019	Feb. 06, 2019 USD ($)	Feb. 06, 2019 ILS (₪)
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Contingent consideration payments	$ 659																													₪ 2,127
Capital payment																													$ 800
Interest rate, percentage																																												2.29%
Additional of outstanding shares, percentage																															20.00%
Total consideration amount																															$ 390
Final consideration amount									$ 760
Aggregate amount																													49,300
Fair value of total consideration			$ 1,089
Business acquisition description																								Matrix acquired 40% of the share capital of Network Infrastructure Technologies (NIT), increasing its share capital interest from 60% to 100%, for a total cash consideration of $4,500, which was paid upon closing.
Zap Group acquisition [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital			100.00%	100.00%
Number of customer			20	20
Cash consideration amount			$ 74,350																														₪ 244,169
Net of cash acquired			65,825	₪ 216,172
Contingent consideration payments			18,270																														60,000
Fair value consideration			$ 1,089																														₪ 3,577
Events After Reporting Period [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total cash consideration																			$ 526
Ofek Aerial Photography Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount													$ 7,888
Net of cash acquired													$ 3,931
Share capital percentage													86.02%
Thor Denmark Holding ApS and subsidiaries [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Purchase price amount in cash																		$ 75,276
Acquired cash																		72,984
Acquisition related costs																		$ 719
Knowledge Price [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Purchase price amount in cash														$ 22,487
Acquired cash														$ 21,506
Description of business combination														At the acquisition date, Sapiens issued an aggregate of 173,005 RSUs to certain senior executives of sum.cumo, valued at a total of $4,400. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria. In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561. Sum.cumo’s results of operations have been included in the consolidated financial statements from the sum.cumo Acquisition Date.
Delphi Technology Inc. and its subsidiary [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Purchase price amount in cash																					$ 19,600
Acquired cash																					13,335
Acquisition related costs																					$ 299
PPP loan amount																							$ 1,546
Maturity date																							Apr. 22, 2022
Interest rate, percentage																							1.00%
Tiful Gemel Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																					75.00%
Total cash consideration																																					$ 1,281
Calculo S.A.U [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																										In addition, the sellers and senior executives are entitled to performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700.
Total cash consideration																										$ 5,760									$ 152						$ 5,608
Menarva Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Net of cash acquired							$ 5,505
Fair value consideration							2,595
Total consideration amount							5,595
Paid up amount							$ 3,000
Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital								60.00%
Net of cash acquired								$ 834
Fair value consideration								510
Total consideration amount								1,134
Paid up amount								$ 367							$ 9,400																	$ 256
Minority shareholders description								In addition, both Magic Software and Soft IT’s minority shareholder hold a mutual call and put options, respectively, for the remaining 40% interest.
Aptonet Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Net of cash acquired												$ 3,870
Total consideration amount												4,663										$ 4,663
Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																								30.00%
Total cash consideration																																								$ 4,393
Consideration paid																						3,663
Assets acquired remaining balance												$ 1,000										$ 1,000
Magic Software [Member] | Bottom of range [member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																								70.00%
Magic Software [Member] | Top of range [member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																								100.00%
Stockell Information Systems, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Paid up amount									6,265
Assets acquired remaining balance									1,449
Total consideration amount									$ 7,714
Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital																				70.00%
Interest rate, percentage																				30.00%
Mobisoft and Magic Hands [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Aggregate amount																				$ 11,340
NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Net of cash acquired															12,333
Total consideration amount															$ 12,500
Paid up amount																													$ 1,550						$ 1,550
PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash																$ 8,443
Fair value of total consideration																2,040
Contingent consideration																$ 980
OnTarget Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																											Magic Software acquired all of the share capital of OnTarget, a U.S.-based services company, specializes in outsourcing of software development services, for a total consideration of $12,456. Total consideration consists of $7,000 of which $6,000 was paid in cash upon closing with $1,000 deferred and paid in two equal installments on the six-month and 15-month anniversary of the closing. The remaining amount constitutes a deferred payment contingent upon OnTarget meeting future operating results over four years (2019-2022). Based on OnTarget’s operating results between 2019 and 2021, Magic Software estimates the total purchase price is expected to amount to approximately $19,617. Beyond the $6,500 paid in 2019, Magic Software paid $1,000 in 2020, $1,000 in 2021 and $2,000 in 2022. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Acquisition related costs were immaterial. OnTarget results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019
AVB Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital	60.00%	60.00%
AVB Technologies Ltd. [Member] | Minimum [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration amount	$ 1,433	₪ 4,626
AVB Technologies Ltd. [Member] | Maximum [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Net of cash acquired	$ 1,260	₪ 4,068
Acquisition of I.T.D. Group Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																	Matrix acquired 75% of the share capital of the I.T.D. Group for a cash consideration of NIS 5,750 (approximately $1,771) or NIS 3,669 net of acquired cash (approximately $1,132). As part of the purchase agreement, the sellers may still be entitled to future additional consideration contingent upon I.T.D. Group achieving certain future operating profit targets. As of the acquisition date, Matrix estimates the future value of the contingent consideration at NIS 693 (approximately $213). Matrix also holds a future call option to purchase the remaining 25% of I.T.D
SQ Service Quality Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital					60.00%	60.00%
Net of cash acquired					$ 822	₪ 2,734
Contingent consideration payments					$ 104																													₪ 344
Interest rate, percentage					40.00%																													40.00%
Total consideration amount					$ 1,218																													₪ 4,043
A.A Engineering Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Contingent consideration payments					$ 143																													₪ 474
Description of business combination					(a subsidiary of Matrix), acquired 75% of the share capital of A.A Engineering for NIS 10,490 (approximately $3,160) or NIS 9,289 net of acquired cash (approximately $2,797).	(a subsidiary of Matrix), acquired 75% of the share capital of A.A Engineering for NIS 10,490 (approximately $3,160) or NIS 9,289 net of acquired cash (approximately $2,797).
Interest rate, percentage					25.00%																													25.00%
Gestetnertec Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Net of cash acquired										$ 9,169	₪ 31,576
Share capital percentage										51.00%																										51.00%
Percentage of subsidiary outstanding shares										49.00%																										49.00%
Total cash consideration net of acquired cash										$ 14,475																										₪ 49,853
Gestetnertec Ltd. [Member] | Israel [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration										$ 17,781																										₪ 61,238
RightStar Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Net of cash acquired																			100
Consideration paid																			3,040
Fair value of total consideration																			1,032
Contingent consideration																			2,300
Total cash consideration net of acquired cash																			$ 3,566
Techtop Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount																																										$ 4,764	₪ 17,087
Assets acquired remaining balance																																										$ 2,398	₪ 8,602
Medatech Information Technologies Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																												Matrix acquired all the share capital of Medatech Technologies, an Israeli-based company and a leading system integrator with many years of experience in distributing andimplementing Priority ERP software, for NIS 85,000 (approximately $23,500) or NIS 77,753 (approximately $21,496) net of acquired cash. On April 7, 2019, Matrix acquired additional 25% of the issued and outstanding share capital of Medatech Systems Inc., (“Medatech Systems”) a subsidiary of Medatech Technologies, for NIS 5,175 (approximately $1,443) or NIS 2,007 (approximately $560) net of acquired cash. Resulting from the acquisition, Medatech Technologies interest in the issued and outstanding share capital of Medatech Systems increased to 75%. Matrix and the seller both hold mutual options to purchase and sell (respectively) 5% of the remaining share capital of Medatech Systems at the end of the second-year anniversary following the acquisition.
Dana Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value of total consideration																																													$ 14,370	₪ 52,000
Issued and outstanding, percentage																																													80.00%	80.00%
Interest Rate percentage																																													20.00%	20.00%
Liram Financial Software Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																																						70.00%	70.00%
Total cash consideration net of acquired cash																																						$ 4,319	₪ 15,260
Remaining interest rate																																						30.00%	30.00%
Unique Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination																									Michpal acquired all of the share capital of Unique Software Industries Ltd. (“Unique”), an Israeli-based company and a provider of integrated solutions in the field of payroll, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, for total cash consideration of NIS 48,650 (approximately $14,049), or NIS 44,945 (approximately $12,979) net of acquired cash. In accordance with the purchase agreement, the seller may also be entitled to receive a performance-based payment capped at NIS 12,218 (approximately $3,528), estimated on the date of the acquisition at NIS 9,736 (approximately $2,811), subject to certain milestones to be met by Unique over the four years following the acquisition date.